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March 5, 2008

VIA EDGAR
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U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street NE
Stop 1-4
Washington, D.C. 20549

RE: FORUM FUNDS
    File Nos. 2-67052; 811-03023
    CIK: 0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectuses and Statements of Additional Information ("SAIs") for the Dover Responsibility Fund, Fountainhead Special Value Fund and Flag Investors - Equity Opportunity Fund and Income Opportunity Fund dated February 29, 2008 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 29, 2008 accession number. 0001193125-08-043797

If you have any questions concerning this filing, please do not hesitate to call me collect at (617) 824-1347.

Sincerely,


/s/ Velvet R. Regan
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Velvet R. Regan
Secretary, Forum Funds